Information about financial instruments (Tables)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments [Abstract]
Schedule of Financial Assets

	Carrying amount			Fair value
	December 31,			December 31,
	2022	2023	2024	2022	2023	2024
	(in thousands)
Financial assets:
Trade and other receivables
Trade receivables and contract assets	$8,670	$8,612	$4,931	$8,670	$8,612	$4,931
Deposits and other receivables
Deposits	436	431	383	436	431	383
Other financial assets
Long-term investments	337	360	353	337	360	353
Financial instruments at fair value through other comprehensive income
Cash flow hedges	142	74	—	142	74	—
Cash, cash equivalents and short-term investments	10,671	5,705	62,093	10,671	5,705	62,093
Total financial assets	$20,256	$15,182	$67,760	$20,256	$15,182	$67,760
Total current	$19,483	$14,391	$67,024	$19,483	$14,391	$67,024
Total non-current	$773	$791	$736	$773	$791	$736
Financial liabilities:
Lease liability	3,569	3,116	1,772	3,569	3,116	1,772
Interest-bearing loans and borrowings:
Interest-bearing receivables financing	7,723	9,544	3,742	7,723	9,544	3,742
Convertible debt	43,455	52,278	—	42,636	52,111	—
Unsecured related party loan	—	8,922	—	—	8,922	—
Government loans	5,171	4,337	2,419	5,171	4,337	2,419
Research project financing	3,383	2,489	8,403	3,383	2,489	8,403
Convertible debt embedded derivative	3,203	3	—	3,203	3	—
Trade and other payables (current and non current)	11,130	16,281	6,106	11,130	16,281	6,106
Financial instruments at fair value through other comprehensive income
Cash flow hedges	—	—	106	—	—	106
Total financial liabilities	$77,634	$96,970	$22,548	$76,815	$96,803	$22,548
Total current	$21,556	$92,484	$16,682	$21,556	$92,317	$16,682
Total non-current	$56,078	$4,486	$5,866	$55,259	$4,486	$5,866

Disclosure of Financial Liabilities

	Carrying amount			Fair value
	December 31,			December 31,
	2022	2023	2024	2022	2023	2024
	(in thousands)
Financial assets:
Trade and other receivables
Trade receivables and contract assets	$8,670	$8,612	$4,931	$8,670	$8,612	$4,931
Deposits and other receivables
Deposits	436	431	383	436	431	383
Other financial assets
Long-term investments	337	360	353	337	360	353
Financial instruments at fair value through other comprehensive income
Cash flow hedges	142	74	—	142	74	—
Cash, cash equivalents and short-term investments	10,671	5,705	62,093	10,671	5,705	62,093
Total financial assets	$20,256	$15,182	$67,760	$20,256	$15,182	$67,760
Total current	$19,483	$14,391	$67,024	$19,483	$14,391	$67,024
Total non-current	$773	$791	$736	$773	$791	$736
Financial liabilities:
Lease liability	3,569	3,116	1,772	3,569	3,116	1,772
Interest-bearing loans and borrowings:
Interest-bearing receivables financing	7,723	9,544	3,742	7,723	9,544	3,742
Convertible debt	43,455	52,278	—	42,636	52,111	—
Unsecured related party loan	—	8,922	—	—	8,922	—
Government loans	5,171	4,337	2,419	5,171	4,337	2,419
Research project financing	3,383	2,489	8,403	3,383	2,489	8,403
Convertible debt embedded derivative	3,203	3	—	3,203	3	—
Trade and other payables (current and non current)	11,130	16,281	6,106	11,130	16,281	6,106
Financial instruments at fair value through other comprehensive income
Cash flow hedges	—	—	106	—	—	106
Total financial liabilities	$77,634	$96,970	$22,548	$76,815	$96,803	$22,548
Total current	$21,556	$92,484	$16,682	$21,556	$92,317	$16,682
Total non-current	$56,078	$4,486	$5,866	$55,259	$4,486	$5,866

Disclosure of Fair Value of Financial Instruments
As at December 31, 2022, the Company held the following financial instruments carried at fair value on the statement of financial position:

Assets measured at fair value

	At December 31,
	2022	Level 1	Level 2	Level 3
	(in thousands)
Long-term investments	$337	—	$337	—
Financial instruments at fair value through other comprehensive income:
Cash flow hedge	142		142
Liabilities measured at fair value

	At December 31,
	2022	Level 1	Level 2	Level 3
	(in thousands)
Convertible debt embedded derivative	$3,203	—	$3,203	—
As at December 31, 2023, the Company held the following financial instruments carried at fair value on the statement of financial position:
Assets measured at fair value

	At December 31,
	2023	Level 1	Level 2	Level 3
	(in thousands)
Long-term investments	$360	—	$360	—
Financial instruments at fair value through other comprehensive income:
Cash flow hedge	74		74
Liabilities measured at fair value

	At December 31,
	2023	Level 1	Level 2	Level 3
	(in thousands)
Convertible debt embedded derivative	$3	—	$3	—
As of December 31, 2024, the Company held the following financial instruments carried at fair value on the statement of financial position:
Assets measured at fair value

	At December 31,
	2024	Level 1	Level 2	Level 3
	(in thousands)
Long-term investments	353	—	353	—
Liabilities measured at fair value

	At December 31,
	2024	Level 1	Level 2	Level 3
	(in thousands)
Financial instruments at fair value through other comprehensive income:	—	—	—	—
Cash flow hedge	106	—	106	—

Schedule of Present Fair Values of Derivative Financial Instruments
The following tables present fair values of foreign currency derivative financial instruments at December 31, 2024, 2023 and 2022.

	At December 31, 2022
	Notional Amount	Fair value
	(in thousands)
Forward contracts (buy euros, sell U.S dollars)	€3,000	$142
Options (buy euros, sell U.S. dollars)	—	—
Total	€3,000	$142

	At December 31, 2023
	Notional Amount	Fair value
	(in thousands)
Forward contracts (buy euros, sell U.S. dollars)	€2,000	$74
Options (buy euros, sell U.S. dollars)	—	—
Total	€2,000	$74

	At December 31, 2024
	Notional Amount	Fair value
	(in thousands)
Forward contracts (buy euros, sell U.S. dollars)	€3,000	$(106)
Options (buy euros, sell U.S. dollars)	—	—
Total	€3,000	$(106)

Summary of Customers Representing Company's Total Revenue
The following table summarizes customers representing a significant portion of the Company’s total revenue:

Customer	Customer Location	% of total revenues for the year ended December 31,			Trade receivables at December 31,
		2024	2023	2022	2024	2023	2022
A	America	53%	—%	—%	345,093	—	—
B	China	15%	Less than 10%	Less than 10%	1,351,560	1,345,910	—
C	China	12%	56%	33%	—	3,411,000	3,375,000
D	Japan	Less than 10%	16%	11%	—	18,000	—
E	Germany	Less than 10%	Less than 10%	24%	964,495	—	3,585,000
F	America	—%	—%	14%	—	—	—

Schedule of Liquidity Risk

	Within 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years	Total
	(in thousands)
At December 31, 2022
Research project financing	$1,237	$1,683	$146	$221	$—	$—	$3,287
Interest-bearing receivables financing	7,723	—	—	—	—	—	7,723
Government loans	1,534	1,397	1,367	673	—	—	4,971
Convertible debt	—	54,348	—	—	—	—	54,348
Lease liabilities	1,291	930	1,025	323	—	—	3,569
Trade payables	9,342	2,235	—	—	—	—	11,577
Other current liabilities	8,278	—	—	—	—	—	8,278
	$29,405	$60,593	$2,538	$1,217	$—	$—	$93,753
At December 31, 2023
Research project financing	$2,057	$113	$165	$207	$—	$—	$2,542
Interest-bearing receivables financing	9,544	—	—	—	—	—	9,544
Government loans	1,791	1,414	695	—	—	—	3,900
Convertible debt (1)	52,278	—	—	—	—	—	52,278
Unsecured related party loan	8,922	—	—	—	—	—	8,922
Lease liabilities	1,471	1,102	387	61	70	25	3,116
Trade payables	16,281	—	—	—	—	—	16,281
Other current liabilities	8,595	—	—	—	—	—	8,595
	$100,939	$2,629	$1,247	$268	$70	$25	$105,178
At December 31, 2024
Research project financing	$3,938	$4,026	$77	$307	$55	$—	$8,403
Interest-bearing receivables financing	3,742	—	—	—	—	—	3,742
Government loans	1,303	1,116	—	—	—	—	2,419
Lease liabilities	1,439	333	—	—	—	—	1,772
Trade payables	6,106	—	—	—	—	—	6,106
Other current liabilities	10,438	—	—	—	—	—	10,438
Income tax liabilities	2,827	—	—	—	—	—	2,827
	$29,793	$5,475	$77	$307	$55	$—	$35,707

Schedule of Financial Liabilities

(in thousands)	January 1, 2022	Cash flows	Foreign exchange movement	Accrued interest	Non-cash impact of amendment and conversion	Other(1)	December 31, 2022
Government grant advances and loans	$15,560	406	(365)	266	—	(5,473)	$10,394
Convertible debt	$36,373	—	—	7,762	(671)	(9)	$43,455
Lease liabilities	$4,620	(1,205)	(298)	571	—	(119)	$3,569
Interest-bearing financing of receivables	$9,518	3,046	(1)	254	—	(5,094)	$7,723
Total	$66,071	2,247	(664)	8,853	(671)	(10,695)	$65,141

(in thousands)	January 1, 2023	Cash flows	Foreign exchange movement	Accrued interest	Non-cash impact of amendment and conversion	Other(1)	December 31, 2023
Government grant advances and loans	$10,394	(466)	182	225		(2,473)	$7,862
Convertible debt	$43,455			9,152	(247)	(82)	$52,278
Unsecured related party loan	—	9,000	—	127	—	(205)	8,922
Lease liabilities	$3,569	(1,321)	113	479	—	276	$3,116
Interest-bearing financing of receivables	$7,723	1,483	179	234	—	(75)	$9,544
Total	$65,141	8,696	474	10,217	(247)	(2,559)	$81,722

(in thousands)	January 1, 2024	Cash flows	Foreign exchange movement	Accrued interest	Non-cash impact of amendment and conversion	Other(1)	December 31, 2024
Government grant advances and loans	$7,862	5,267	(244)	9		(745)	$12,149
Convertible debt	$52,278	(54,935)		16,277		(13,620)	$—
Unsecured related party loan	8,922	(9,000)	—	502		(424)	—
Lease liabilities	$3,116	(1,508)	(28)	322		(130)	$1,772
Interest-bearing financing of receivables	$9,544	3,329	(38)	106		(9,199)	$3,742
Total	$81,722	(56,847)	(310)	17,216	—	(24,118)	$17,663
(1) In 2022, 2023 and 2024, Other includes additions in lease liabilities, which are non-cash. In 2024, Other includes the netting of the interest-bearing financing debt with the Research tax credit receivable, the fair value of the embedded option of the convertible debts repaid during the year..